Note 13 - Redeemable Non-Controlling Interests (Details) - Reconciliation of the Beginning and Ending NCI Amounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Balance, January 1	$ 147,751	$ 138,502
RNCI share of earnings	18,252	13,908	12,752
RNCI share of other comprehensive earnings	57,795	34,645	25,522
RNCI redemption increment	13,976	11,503	11,450
Distributions paid to RNCI	22,001	16,321	10,617
RNCI recognized on business acquisitions	3,629	1,153
Balance, December 31	222,073	147,751
Noncontrolling Interest Share Of Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI share of earnings	13,976	11,503
Noncontrolling Interest Share Of Other Comprehensive Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI share of other comprehensive earnings	(1,495)	(445)
Noncontrolling Interest Redemption Increment [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI redemption increment	41,430	21,131
Noncontrolling Interest Distributions Paid To NCI [Member]
Redeemable Noncontrolling Interest [Line Items]
Distributions paid to RNCI	(17,878)	(13,988)
Noncontrolling Interest Purchase Of Interests From NCI Net [Member]
Redeemable Noncontrolling Interest [Line Items]
Purchases of interests from RNCI, net	(5,242)	(9,705)
Noncontrolling Interest Recognized On Business Acquisitions [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI recognized on business acquisitions	$ 43,531	$ 753